Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Gross deferred income tax assets
Regulatory liabilities	$ 635	$ 596
Tax loss and credit carryforwards	522	571
Employee future benefits	153	143
Unrealized foreign exchange losses on long-term debt	69	28
Other	76	51
Deferred tax assets, gross	1,455	1,389
Valuation allowance	(56)	(44)
Net deferred income tax asset	1,399	1,345
Gross deferred income tax liabilities
PPE	(3,780)	(3,353)
Regulatory assets	(203)	(203)
Intangible assets	(102)	(87)
Deferred tax liabilities, gross	(4,085)	(3,643)
Net deferred income tax liability	$ (2,686)	$ (2,298)